Equity (Details) - BRL (R$) R$ in Thousands			12 Months Ended
		Aug. 03, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number Of Shares Issued Pre Recapitalization					1,643,000	1,643,000	1,623,000
Issued capital, ordinary shares			R$ 425		R$ 55,818	R$ 55,818	R$ 55,798
Capital contribution						65,000
Proceeds from issuing shares						R$ 65
Conversion of shares						(45,000)
Proceeds payment from conversion of shares						R$ (45)
Number of shares before Recapitalization						1,643,000
Issued capital before Recapitalization						R$ 55,818
Number of shares issued in Recapitalization	[1]		60,358,000		60,358,000	60,358,000
Number of shares issued			80,492,000		62,000,000	62,000,000
Value of recapitalized shares	[1]		R$ (55,490)
Additional Paid in Capital value of recapitalized shares	[1]		R$ 55,490
Number of shares after Recapitalization			62,000,000
Issued capital after Recapitalization			R$ 328
Additional Paid in Capital after Recapitalization			R$ 55,490
Number of shares isssued in business acquisition		18,492,061,000	18,492,000	[2]
Value of shares isssued in business acquisition	[2]		R$ 98
Additional paid in capital value of shares isssued in business acquisition	[2]		817,281
Additional paid-in capital			R$ 872,771
Alpha
Disclosure of classes of share capital [line items]
Listing Expense	[3]	R$ 215,570

[1]	In connection with the SPAC merger, each of the Semantix Tecnologia shareholders contributed their ordinary and preferred shares into the Company in exchange for Semantix ordinary shares. In addition, each outstanding vested option to purchase Semantix Tecnologia class A preferred shares were “net exercised” in full and such net number of Semantix Tecnologia class A preferred shares was converted into a number of Semantix ordinary shares in accordance with the Exchange Ratio. Semantix Tecnologia’s shareholders were issued million new ordinary shares of Semantix in exchange for the 1.6 million outstanding ordinary and preferred Semantix Tecnologia shares in accordance with the Exchange Ratio.
[2]	All Alpha ordinary shares outstanding were exchanged into Semantix ordinary shares. New shares were issued for an aggregate subscription price equal to the net asset value of Alpha as of August 3, 2022 (i.e., cash received from Alpha’s cash held in the Trust account of R$179,037, cash received from certain private investors through Alpha of R$494,826 less the fair value of the Semantix Warrants and certain transaction costs incurred, totaling R$615,634), transaction expenses incurred by Semantix of R$13,826 and the Listing Expense of R$215,570 (refer to note 6 (ii) for more detail). The composition of the shares issued is as follows:

Share Class	Quantity of shares

Public shares	3,377,561
Founder shares	5,750,000
PIPE shares	9,364,500
Total	18,492,061

[3]	As of December 2022, the Company reassess the application of the methodology of change in foreign exchange rates according with IAS 21 and the effects of capital reorganization considers the exchange rate of the transaction in August 3 , 2022.